Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.
       Accrued Expenses

The accrued expenses consisted of:
	As of December 31, 2017	As of December 31, 2018

Accrued payroll expenses	210,664	93,404
Accrued interest expense	262,546	565,623
Accrued deferred charges	74,863	-
Accrued general and administrative expenses	209,161	348,761
Accrued commissions	100,793	39,545
Other accrued expenses	259,083	254,472
Total	1,117,110	1,301,805